Risk Management - Schedule of Potential Impact on Accrual Book (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [abstract]
Interest rate shock sensitivity impact	$ (12,359)	$ (9,432)	$ (7,906)